Investment Strategy	Dec. 29, 2025
FI Institutional Group Stock Fund for Retirement Plans
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is available only to eligible retirement plans that have entered into an agreement with the Adviser to receive managed account services through the Adviser’s Personalized Retirement Outcomes offering or other services provided by the Adviser. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser’s discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a portfolio of global equity securities, including securities of emerging market companies. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks. The Fund may also invest in appropriate issuers through depositary receipts including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Benchmark covers approximately 9,000 securities across large-, mid-, and small-cap segments, and across style and sector segments in 47 developed and emerging markets. The Adviser expects that the Fund will be principally invested in large-, mid-, and small-cap stocks consistent with the Adviser’s market outlook.

The Adviser utilizes a top-down investment process based on applying proprietary research tools to the Adviser’s analysis of a wide range of economic, political, and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser attempts to exploit the structure of global markets and capitalize on style and sector cycles as they come into and out of favor. The buy and sell disciplines are determined by the outputs of the Adviser’s top-down investment process.

Once the Adviser determines portfolio weights for countries, sectors and industries, the Adviser applies a series of risk-factor screens based on the desired style characteristics (e.g., market capitalization and relative valuation) for each category requiring a weight. Securities passing these screens are then subjected to further quantitative analysis to eliminate companies with excessive risk profiles relative to their peer group, companies with excessive leverage or balance sheet risk, and securities lacking sufficient liquidity for investment.

The Adviser applies fundamental research to ascertain particular stocks within a given category expected to accomplish two goals:

●	Finding companies possessing strategic attributes (i.e., competitive and comparative advantages) consistent with higher level themes in the portfolio derived from economic, political and sentiment drivers.

●	Maximizing the likelihood of beating the selected category of stocks. By avoiding stocks likely to be extreme outliers versus the peer group, the Adviser believes it can reduce portfolio risk while adding value at the security selection level.

Based on this analysis, the Adviser selects securities for purchase. The Adviser attempts to manage risk by, among other things, analyzing prospective stocks to assess their correlation to the country and sector in order to maximize the possibility of leveraging top level themes and to identify unintended risk concentrations in the security selection process. The Adviser analyzes the components of portfolio performance from a country, sector and stock factors perspective to confirm that risk and return are derived from intended sources.

FI Institutional Group ESG Stock Fund for Retirement Plans
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is available only to eligible retirement plans that have entered into an agreement with the Adviser to receive managed account services through the Adviser’s Personalized Retirement Outcomes offering or other services provided by the Adviser. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser’s discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a portfolio of global equity securities, including securities of emerging market companies. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks that are subject to and meet the Fund’s environmental, social and governance (“ESG”) guidelines at the time of investment. The Fund may also invest in appropriate issuers through depositary receipts including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Benchmark covers approximately 9,000 securities across large-, mid-, and small-cap segments, and across style and sector segments in 47 developed and emerging markets. The Adviser expects that the Fund will be principally invested in large-, mid-, and small-cap stocks consistent with the Adviser’s market outlook.

The Adviser utilizes a top-down investment process based on applying proprietary research tools to the Adviser’s analysis of a wide range of economic, political, and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser attempts to exploit the structure of global markets and capitalize on style and sector cycles as they come into and out of favor. The buy and sell disciplines are determined by the outputs of the Adviser’s top-down investment process.

The Adviser considers financially material ESG information throughout the investment and portfolio construction process to help reduce risk and/or enhance returns. ESG information is among the many drivers considered by the Adviser when developing country, sector and thematic preferences. Environmental regulation, social policy, economic and market reforms, labor, and human rights are among the ESG information considered when determining country and sector/industry allocations and shaping an initial prospect list of portfolio positions. The Adviser performs fundamental research on prospective investments to identify securities with strategic attributes consistent with the Adviser’s top-down views and with competitive advantages relative to their defined peer group. The fundamental research process involves reviewing and evaluating ESG information prior to purchasing a security, seeking to identify securities benefiting from ESG trends, such as those related to environmental opportunities, and avoid those with underappreciated risks, such as those related to human or labor rights controversies.

Also, the Fund seeks to narrow the security selection universe by applying comprehensive and robust ESG guidelines that are applied to issuers of equity securities without compromising the Adviser’s broader market outlook and themes. The ESG guidelines utilized by the Fund rely, in part, on external third party ESG research and data, which may include environmental, human and labor rights, and controversy data. The Adviser uses this information to create business involvement guidelines to exclude companies with ties to categories such as, but not limited to, controversial weapons (including, but not limited to, cluster munitions, landmines, biological and chemical weapons). Additionally, the Adviser screens companies with significant revenue (generally 5% or greater, though the Adviser may determine in its discretion what it believes is significant depending upon the factor and the company) from adult entertainment, alcohol, weapons or firearms, gambling, genetic engineering and tobacco. Such screens are not applied to bonds and other fixed income and fixed income-related securities that are not issued by corporate issuers.

Once the Adviser determines portfolio weights for countries, sectors and industries, the Adviser applies a series of risk-factor screens based on the desired style characteristics (e.g., market capitalization and relative valuation) for each category requiring a weight. Securities passing these screens are then subjected to further quantitative analysis to eliminate companies with excessive risk profiles relative to their peer group, companies with excessive leverage or balance sheet risk, and securities lacking sufficient liquidity for investment.

The Adviser applies fundamental research to ascertain particular stocks within a given category expected to accomplish two goals:

●	Finding companies possessing strategic attributes (i.e., competitive and comparative advantages) consistent with higher level themes in the portfolio derived from economic, political and sentiment drivers.

●	Maximizing the likelihood of beating the selected category of stocks. By avoiding stocks likely to be extreme outliers versus the peer group, the Adviser believes it can reduce portfolio risk while adding value at the security selection level.

Based on this analysis, the Adviser selects securities for purchase. The Adviser attempts to manage risk by, among other things, analyzing prospective stocks to assess their correlation to the country and sector in order to maximize the possibility of leveraging top level themes and to identify unintended risk concentrations in the security selection process. The Adviser analyzes the components of portfolio performance from a country, sector and stock factors perspective to confirm that risk and return are derived from intended sources.

FI Institutional Group Fixed Income Fund for Retirement Plans
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is available only to eligible retirement plans that have entered into an agreement with the Adviser to receive managed account services through the Adviser’s Personalized Retirement Outcomes offering or other services provided by the Adviser. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser’s discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of fixed income and fixed income-related securities. The Benchmark tracks the performance of U.S. dollar-denominated, investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, quasi-government, corporate, securitized and collateralized securities. Securities in the Benchmark generally are investment grade and have at least 18 months to final maturity at issuance. Under normal circumstances, the Fund invests at least 80% of its assets in bonds and other fixed income or fixed income-related securities, including but not limited to the following:

●	Fixed income securities, including but not limited to:

○	U.S. Government securities
○	Corporate debt securities
○	Agency debentures
○	Mortgage-backed securities (“MBS”)
○	Asset-backed securities (“ABS”)
○	Municipal fixed income securities
○	Money market funds

●	Fixed income linked exchange traded funds (“ETFs”)

●	Convertible bonds, provided that in the event such bonds are converted into common stock or preferred stock, such stock will be held only temporarily.

The Adviser utilizes a top-down fixed income investment process based on the application of proprietary research tools to the analysis of a wide range of economic, political and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser manages the Fund’s portfolio on an ongoing, forward-looking basis, assessing short- and long-term interest rates, credit spreads and corporate solvency in real time to forecast future trends.

The Adviser analyzes the Benchmark’s components and assigns expected risk and return. The Adviser then optimizes the fixed income portfolio to its market outlook by adjusting characteristics such as bond type, yield to maturity, credit spreads, duration, credit quality, and time to maturity. There are many types of bonds, and all carry different performance and risk characteristics. Corporate, municipal, sovereign and agency bonds are the most common, and portfolio exposure to each category is dependent on the construction of the Benchmark and the Adviser’s market outlook. The Fund may invest across a range of maturities, duration and quality, including issues with below investment grade ratings (“junk bonds”). The Adviser may use either individual bonds or fixed income ETFs to obtain the desired fixed income allocation and diversification.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is available only to eligible retirement plans that have entered into an agreement with the Adviser to receive managed account services through the Adviser’s Personalized Retirement Outcomes offering or other services provided by the Adviser. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser’s discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of fixed income and fixed income-related securities. The Benchmark tracks the performance of U.S. dollar-denominated, investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, quasi-government, corporate, securitized and collateralized securities. Securities in the Benchmark generally are investment grade and have at least 18 months to final maturity at issuance. Under normal circumstances, the Fund invests at least 80% of its assets in bonds and other fixed income or fixed income-related securities that either (i) are subject to and meet the Fund’s environmental, social and governance (“ESG”) guidelines at the time of investment (i.e., fixed income securities issued by corporate issuers) or (ii) are not subject to the ESG guidelines because they are issued by non-corporate issuers (e.g., U.S. Government securities). Securities eligible for inclusion in the Fund include but are not limited to the following:

●	Fixed income securities, including but not limited to:

○	U.S. Government securities
○	Corporate debt securities
○	Agency debentures
○	Mortgage-backed securities (“MBS”)
○	Asset-backed securities (“ABS”)
○	Municipal fixed income securities
○	Money market funds

●	Fixed income linked exchange traded funds (“ETFs”)

●	Convertible bonds, provided that in the event such bonds are converted into common stock or preferred stock, such stock will be held only temporarily.

The Adviser utilizes a top-down fixed income investment process based on the application of proprietary research tools to the analysis of a wide range of economic, political and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser manages the Fund’s portfolio on an ongoing, forward-looking basis, assessing short- and long-term interest rates, credit spreads and corporate solvency in real time to forecast future trends.

The Adviser considers financially material ESG information throughout the investment and portfolio construction process to help reduce risk and/or enhance returns. ESG information is among the many drivers considered by the Adviser when developing country, sector and thematic preferences. Environmental regulation, social policy, economic and market reforms, labor, and human rights are among the ESG information considered when determining country and sector/industry allocations and shaping an initial prospect list of portfolio positions. The Adviser performs fundamental research on prospective investments to identify securities with strategic attributes consistent with the Adviser’s top-down views and with competitive advantages relative to their defined peer group. The fundamental research process involves reviewing and evaluating ESG information prior to purchasing a security, seeking to identify securities benefiting from ESG trends, such as those related to environmental opportunities, and avoid those with underappreciated risks, such as those related to human or labor rights controversies.

Also, the Fund seeks to narrow the security selection universe by applying comprehensive and robust ESG guidelines that are applied to issuers of equity securities without compromising the Adviser’s broader market outlook and themes. The ESG guidelines utilized by the Fund rely, in part, on external third party ESG research and data, which may include environmental, human and labor rights, and controversy data. The Adviser uses this information to create business involvement guidelines to exclude companies with ties to categories such as, but not limited to, controversial weapons (including, but not limited to, cluster munitions, landmines, biological and chemical weapons). Additionally, the Adviser screens companies with significant revenue (generally 5% or greater, though the Adviser may determine in its discretion what it believes is significant depending upon the factor and the company) from adult entertainment, alcohol, weapons or firearms, gambling, genetic engineering and tobacco.

The Adviser analyzes the Benchmark’s components and assigns expected risk and return. The Adviser then optimizes the fixed income portfolio to its market outlook by adjusting characteristics such as bond type, yield to maturity, credit spreads, duration, credit quality, and time to maturity. There are many types of bonds, and all carry different performance and risk characteristics. Corporate, municipal, sovereign and agency bonds are the most common, and portfolio exposure to each category is dependent on the construction of the Benchmark and the Adviser’s market outlook. The Fund may invest across a range of maturities, duration and quality, including issues with below investment grade ratings (“junk bonds”). The Adviser may use either individual bonds or fixed income ETFs to obtain the desired fixed income allocation and diversification.